The variations in the balance “Obligations for bonds and securities” were as follows (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable Debt Securities
Balance at beginning of the year		R$ 56,875,514	R$ 73,702,474	R$ 74,626,232
Issuances		101,784,961	60,047,656	53,017,039
Payments		(97,220,580)	(82,900,914)	(61,914,716)
Interest (Note 32)		4,536,849	2,785,942	5,138,306
Exchange differences and Others	[1]	13,060,048	3,240,356	2,835,613
Balance at end of the year		R$ 79,036,792	R$ 56,875,514	R$ 73,702,474

[1]	Exchange variation linked to “Obligations for bonds and securities” are related to Eurobonds.